Acquisitions (Narrative) (Details) - USD ($) shares in Thousands, $ in Millions	1 Months Ended				12 Months Ended
	Dec. 31, 2015	Aug. 31, 2014	Jul. 31, 2014	Feb. 28, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill	$ 15,869				$ 15,869	$ 15,599	$ 11,492
bebop Technologies
Business Acquisition [Line Items]
Total acquisition price	272
Total cash consideration	1
Total stock consideration	271
Cash acquired	28				28
Acquired intangible assets	59				59
Goodwill	206				206
Liabilities assumed	$ (21)				(21)
bebop Technologies | Class C Capital Stock
Business Acquisition [Line Items]
Total shares issued (in shares)	514
Series of individually immaterial business acquisitions
Business Acquisition [Line Items]
Total acquisition price					263	1,466
Cash acquired	$ 4				4	65
Acquired intangible assets	88				88	405
Goodwill	138				138	1,045
Liabilities assumed						(49)
Assets assumed	33				33
Amount of goodwill expected to be deductible for tax purposes	$ 20				$ 20	55
Fair value of equity in acquiree						$ 33
Series of individually immaterial business acquisitions | Patents and developed technology
Business Acquisition [Line Items]
Acquired intangible assets, weighted-average useful life					4 years 1 month	5 years 1 month
Series of individually immaterial business acquisitions | Customer relationships
Business Acquisition [Line Items]
Acquired intangible assets, weighted-average useful life					4 years	4 years 6 months
Series of individually immaterial business acquisitions | Trade names and other
Business Acquisition [Line Items]
Acquired intangible assets, weighted-average useful life					6 years 9 months 15 days	6 years 11 months
Nest Labs
Business Acquisition [Line Items]
Total acquisition price				$ 2,600
Cash acquired				51
Acquired intangible assets				430
Goodwill				2,300
Liabilities assumed				$ (84)
Percentage of ownership before acquisition				12.00%
Fair value of equity in acquiree				$ 152
Gain on equity interest						$ 103
Dropcam Inc.
Business Acquisition [Line Items]
Total cash consideration			$ 517
Cash acquired			11
Acquired intangible assets			55
Goodwill			452
Liabilities assumed			$ (1)
Skybox Imaging
Business Acquisition [Line Items]
Total cash consideration		$ 478
Cash acquired		6
Acquired intangible assets		69
Goodwill		388
Assets assumed		$ 15